Expense Example	Mar. 25, 2026 USD ($)
NestYield Total Return Guard ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,208
NestYield Dynamic Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,196
NestYield Visionary ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	$ 1,208